August 28, 2009


Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, DC  20549


Re:   Touchstone Tax-Free Trust
      Files Nos. 811-03174 and 002-72101

Ladies and Gentlemen:

On behalf of Touchstone Tax-Free Trust ("Registrant"), attached for filing is Post-Effective Amendment No. 67 to the Registrant's registration statements on Form N-1A. The amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this filing is to implement the new summary prospectus rule.

If you have any questions about this matter please contact the undersigned at 513.878.4066.

Very truly yours,

TOUCHSTONE TAX-FREE TRUST

/s/ Jay S. Fitton

Jay S. Fitton
Secretary